Investment Strategy - FRANKLIN NEW YORK TAX-FREE INCOME FUND	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes.

As a non-fundamental policy, the Fund also normally invests at least 65% of its total assets, although it generally invests more, in securities that pay interest free from New York City personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be invested in securities that pay interest that may be subject to the federal alternative minimum tax and in securities that pay taxable interest.

The Fund may invest in securities of any maturity or duration.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance premium costs, however, are typically reflected in a lower yield and/or higher price for the insured bond. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically invests with a long-term time horizon. This means it generally holds securities in the Fund’s portfolio for income purposes, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. With a focus on income, individual securities are considered for purchase or sale based on various factors and considerations, including credit profile, risk, structure, pricing, portfolio impact, duration management, restructuring, opportunistic trading and tax loss harvesting opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes.